Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Taxes Payable
VAT payable	¥ 31,038		¥ 34,480
Withholding individual income taxes for employees	7,670		7,862
Enterprise income taxes payable	17,177		30,666
Others	1,009		1,572
Total	¥ 56,894	$ 8,013	¥ 74,580